Determination of fair values - Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Advances to a third party independent sales organization
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Discount rate, increase 2%	2.00%	2.00%
Discount rate, decrease 2%	2.00%	2.00%
Effect of increase in assumption	$ (1,108)	$ (2,895)
Effect of decrease in assumption	$ 999	$ 3,225
Contingent considerations | Base
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Estimated growth rate, increase 2%	2.00%
Estimated growth rate, decrease 2%	2.00%
Effect of increase in assumption	$ 86
Effect of decrease in assumption	$ (80)